INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INVENTORIES
Inventory, gross	¥ 46,505	$ 6,650	¥ 34,032
Less: inventory provision	(540)	(77)	(591)
Total inventories	45,965	6,573	33,441
Medicine
INVENTORIES
Inventory, gross	7,328	1,048	2,740
Medical material
INVENTORIES
Inventory, gross	38,328	5,048	30,457
Low-value consumables
INVENTORIES
Inventory, gross	¥ 849	$ 121	¥ 835